NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Accounts Receivables (Policies)	Jun. 30, 2023
June 30, 2023
Accounts Receivables	Accounts Receivables Accounts receivables are recorded at the invoice amount and do not bear interest.
December 31, 2022
Accounts Receivables	Accounts Receivables Accounts receivables are recorded at the invoice amount and do not bear interest.